May 2, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	The Gabelli Value Fund Inc. (the “Fund”)
File Nos. 33-30139 and 811-05848

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus with respect to the Fund’s Class A, B, C and I shares and the Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 30 (“Amendment No. 30”) to the Fund’s Registration Statement on Form N-1A. Amendment No. 30 was filed electronically on April 27, 2012 (Accession # 0001193125-12-191685).

In addition, the Prospectus with respect to the Fund’s Class AAA shares does not differ from that contained in Post-Effective Amendment No. 31 (“Amendment No. 31”) to the Fund’s Registration Statement on Form N-1A. Amendment No. 31 was filed electronically on April 30, 2012 (Accession # 0001193125-12-196029).

If you have any questions, concerning this filing, you may contact the undersigned at (212) 728-8865.

Very truly yours,

/s/ Ryan P. Brizek
Ryan P. Brizek
Willkie Farr & Gallagher LLP

cc:	Rose F. DiMartino, Willkie Farr & Gallagher LLP

Bruce N. Alpert, Gabelli Funds, LLC

Agnes Mullady, Gabelli Funds, LLC

Sonia K. Kothari, Gabelli Funds, LLC

Arlene Lonergan, BNY Mellon Asset Servicing

Helen Robichaud, BNY Mellon Asset Servicing